CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 96,519	$ 1,076.2	₽ 83,131
Accounts receivable, less allowance for doubtful accounts of RUB 4,169 and RUB 5,448, respectively	85,444	952.7	58,014
Sales financing receivable	21,916	244.4	5,738
Prepaid expenses	19,818	221.0	16,968
Inventory	21,276	237.2	28,220
Funds receivable	13,178	146.9	8,290
VAT reclaimable	29,560	329.6	22,602
Other current assets	23,184	258.4	16,971
Total current assets	310,895	3,466.4	239,934
Property and equipment	193,918	2,162.1	127,706
Operating lease right-of-use assets	35,522	396.1	28,646
Intangible assets	28,361	316.2	31,766
Content assets	26,625	296.9	16,844
Goodwill	142,840	1,592.6	143,778
Equity method investments	731	8.2	2,118
Investments in non-marketable equity securities	8,278	92.3	6,746
Deferred tax assets	9,723	108.4	3,904
Other non-current assets	29,735	331.5	15,277
Total non-current assets	475,733	5,304.3	376,785
TOTAL ASSETS	786,628	8,770.7	616,719
Current liabilities:
Accounts payable, accrued and other liabilities	193,448	2,156.8	122,816
Debt, current portion	92,046	1,026.3	21,306
Income and non-income taxes payable	39,362	438.9	28,137
Deferred revenue	22,805	254.3	15,585
Total current liabilities	347,661	3,876.3	187,844
Debt, non-current portion	49,438	551.2	29,885
Deferred tax liabilities	11,463	127.8	5,473
Operating lease liabilities	25,556	284.9	17,609
Finance lease liabilities	27,600	307.7	21,185
Other accrued liabilities	28,618	319.2	16,545
Total non-current liabilities	142,675	1,590.8	90,697
Total liabilities	490,336	5,467.1	278,541
Commitments and contingencies
Shareholders' equity:
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 500,000,000, Class B: 37,138,658 and Class C: 37,748,658); shares issued (Class A: 326,342,270, Class B: 35,698,674 and Class C: 10,000 and nil, respectively); shares outstanding (Class A: 325,783,607, Class B: 35,698,674, and Class C: nil)	282	3.1	282
Treasury shares at cost (Class A: 558,663)	(1,393)	(15.5)	(1,393)
Additional paid-in capital	87,235	972.6	119,464
Accumulated other comprehensive income	16,575	184.9	24,258
Retained earnings	193,577	2,158.3	173,697
Total equity attributable to Yandex N.V.	296,276	3,303.4	316,308
Noncontrolling interests	16	0.2	21,870
Total shareholders' equity	296,292	3,303.6	338,178
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	786,628	8,770.7	616,719
Priority share
Shareholders' equity:
Priority share: €1 par value; 1 share authorized, issued and outstanding